Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Summary Financial Information of Group's VIEs

Summary financial information of the Group’s VIEs included in the consolidated financial statements is as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	5,600	7,038
Total liabilities	405	166

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues	12,142	7,931	2,340
Net income	522	281	1,730

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis to allocate the cost of the assets to their estimated residual value over the following estimated useful lives:

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Schedule of Assumptions Used to Estimate the Fair Value of Stock Options

For the years ended December 31, 2010, 2011 and 2012, the fair value of options granted was estimated with the following assumptions:

	2010	2011	2012
Risk-free interest rate	0.87%-2.26%	1.58%	0.59%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	50%	48%	53%
Weighted average of fair value per option at grant date	RMB24.96	RMB70.26	RMB60.88